Long-term Payables - other	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Long-term Payables - other
19.	Long-term Payables — other

(1)	Long-term payables — other as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Payables related to acquisition of frequency usage rights	￦	1,611,010	1,141,723
Other		—	631

	￦	1,611,010	1,142,354

(2)	As of December 31, 2021 and 2020, details of long-term payables — other which consist of payables related to the acquisition of frequency usage rights are as follows (See Note 17):

(In millions of won)
	December 31, 2021		December 31, 2020
Long-term payables — other	￦	2,090,715	1,626,040
Present value discount on long-term payables — other		(80,882)	(59,717)
Current installments of long-term payables — other		(398,823)	(424,600)

Carrying amount at December 31	￦	1,611,010	1,141,723

(3)
The principal amounts of the long-term payables — other repaid for the year ended December 31, 2021 and 2020 are

~~￦~~

425,349 million, respectively. The repayment schedule of the principal amount of long-term payables — other related to acquisition of frequency usage rights as of December 31, 2021 is as follows:

(In millions of won)
	Amount
Less than 1 year	￦	400,245
1~3 years		769,395
3~5 years		738,300
More than 5 years		182,775

	￦	2,090,715